FORM 13F

                                    UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C. 20549

                                 FORM 13F COVER PAGE

             Report for Calendar Year or Quarter Ended: December 31, 2005

            Check here if Amendment [  ]; Amendment Number:  _______________

                          This Amendment (Check only one):


                          [   ] 	is a restatement.

                          [   ]	adds new holdings entries.


                  Institutional Investment Manager Filing This Report:

                Name:  Allmerica Financial Investment Management Services, Inc.

                Address:  440 Lincoln Street, Worcester, Massachusetts 01653





         Form 13F File Number:  28-10284

         This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

         Person Signing this Report on Behalf of Reporting Manager:

         Name: Margot K. Wallin

         Title:  Assistant Secretary

         Phone: (508) 855-2981





         Signature, Place, and Date of Signing:

         /s/ Margot K. Wallin
        [Signature] Margot K. Wallin

        Worcester, Massachusetts
       [City, State]

       February 14, 2006
       [Date]

        Report Type (Check only one):

       [   ] 13F HOLDINGS REPORT.  (Check here if all holdings of
             this reporting manager are reported in this report.)

       [ x ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

       [   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

	List of Other Managers Reporting for this Manager. [If there are no entries in this list, omit this section.]


   Jennison Associates LLC			            28-74
   T. Rowe Price Associates, Inc.			    28-115
   Cramer Rosenthal McGlynn, LLC			    28-05009
   UBS Global Asset Management (Americas) Inc.	            28-2682
   Goldman Sachs Asset Management, L.P. (GSAM),	    028-04981
    (filed by Goldman Sachs & Co. on behalf of GSAM)
   Opus Investment Management, Inc.	                    028-05067
   GE Asset Management Incorporated		            28-05827
   Grantham, Mayo, Van Otterloo & Co. LLC		    028-03377
   J.P. Morgan Investment Management Inc.		    28-694